Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following:

	As of June 30, 2025	As of December 31, 2024

Accounts receivable	$31,294,902	$36,901,720
Allowance for credit losses	(7,989,047)	(7,909,571)
Accounts receivable, net	$23,305,855	$28,992,149

Schedule of Movement of Allowance of Credit Losses

The movement of allowance for credit loss is as follows:

	For the six months ended June 30,
	2025	2024

Balance at beginning of the period	$7,909,571	$8,016,322
Current period addition	(69,493)	-
Foreign currency translation adjustments	148,969	(184,546)
Balance at end of the period	$7,989,047	$7,831,776